Other Income (Expense)	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Other Income (Expense)

NOTE 7 — Other Income (Expense)

Other income (expense) consisted of the following (in millions):

	Years Ended December 31,
	2013	2012	2011
Gain on sale of products	$4.3	$88.7	$—
Gain on sale of investments	—	28.8	0.8
Gain on sale of divested products	—	24.0	—
Gain on sale of business	2.3	—	—
Loss on extinguishment of debt	(18.5)	—	—
Loss on foreign exchange derivative	—	(70.4)	—
Bridge loan expenses	—	(37.1)	—
Earnings (losses) on equity method investments	6.0	1.3	(4.5)
Other income	25.7	3.2	3.2

Other income (expense)	$19.8	$38.5	$(0.5)

Gain on Sale of Products

As a result of the sale of select rights to Taro Pharmaceuticals North America, Inc., we recorded a gain of $4.3 million in other income (expense), in the year ended December 31, 2013. As a result of the Rugby Sale, the Company recorded a gain of $88.7 million in other income (expense), in the year ended December 31, 2012.

Gain on Sale of Investments

As a result of the Moksha8 Sale, the Company recorded a gain of $28.8 million in other income (expense) in the year ended December 31, 2012.

Gain on Sale of Divested Products

In order to obtain regulatory clearance under Hart-Scott-Rodino, in connection with the Warner Chilcott Acquisition, we were required to divest certain assets. On October 1, 2013, four generic pharmaceutical products were sold to Amneal Pharmaceuticals for consideration of $10.0 million, subject to certain refunds of purchase price provisions, which resulted in a deminimis impact on net income. The divested products consisted of both commercial and development stage products in both oral contraceptive and osteoporosis treatment. Net sales of divested products were $2.5 million, $4.6 million and $0.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

In order to obtain regulatory approval under Hart-Scott-Rodino, in connection with the Actavis Group Acquisition, the Company was required to divest certain assets. On October 31, 2012, a total of 22 generic pharmaceutical products owned by either Actavis Group or Watson Pharmaceuticals, Inc. were sold to Par Pharmaceuticals Companies, Inc. and Sandoz, Inc., which resulted in a gain of $24.0 million in the year ended December 31, 2012. The divested products consisted of both commercial and development stage products in a number of therapeutic categories where the two companies owned overlapping products. Watson Pharmaceuticals, Inc.’s net sales of divested products were $18.5 million and $7.3 million for the years ended December 31, 2012 and 2011, respectively. Actavis Group’s net sales of divested products were $60.8 million and $90.2 million for the years ended December 31, 2012 and 2011, respectively. The sale of the Actavis Group divested products did not have an impact on our net revenues as these amounts were not included in the results of operations of the Company for the respective periods. For the years ended December 31, 2012 and 2011, no one product accounted for more than one percent of the Company’s consolidated net revenues. For additional information refer to “NOTE — 4 “Acquisitions and Other Agreements.”

Gain on Sale of Business

On November 27, 2013, the Company sold its Changzhou Watson Pharmaceuticals Co., Ltd (“Changzhou”) business to Great Harmony Enterprises Limited, a Hong Kong Company. As a result of the sale, we recorded a gain of $2.3 million in other income (expense) in the year ended December 31, 2013.

Loss on Extinguishment of Debt

As a result of the extinguishment of our $450.0 million senior secured notes (Refer to “Note 13 — Long Term Debt”), the Company recorded a loss of $17.1 million in other income (expense) in the year ended December 31, 2013. In addition, the Company incurred a $1.5 million non-cash write-off of deferred loan costs in connection with the optional prepayment of term loan indebtedness.

Loss on Foreign Exchange Derivative

Included in the year ended December 31, 2012 is approximately $70.4 million of realized losses for the derivative instruments entered into in order to mitigate the exposure resulting from movements of the U.S. dollar against the Euro in connection with the Actavis Group Acquisition.

Bridge Loan Expenses

Included in the year ended December 31, 2012 is approximately $37.1 million for the expenses of the bridge loan entered into to fund the Actavis Group Acquisition.

Other Income (loss)

Other income for the year ended December 31, 2013 includes a gain from the release of funds held in an escrow account established in connection with the Arrow Acquisition ($15.0 million), a gain on foreign currency derivative transactions ($14.1 million), and a gain on the sale of securities ($1.1 million), offset in part by the release of an indemnification receivable established in connection with an acquisition ($8.8 million).

Included in other income for the year ended December 31, 2012 is a $3.0 million contract termination settlement received by an equity method investee and a $0.8 million gain related to the revaluation of securities issued by an equity method investee.